DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Income taxes
Net operating loss carry-forward	$ 13,830
2013
Income taxes
Net operating loss carry-forward	170
2014
Income taxes
Net operating loss carry-forward	1,160
2015
Income taxes
Net operating loss carry-forward	1,883
2016
Income taxes
Net operating loss carry-forward	6,396
2017
Income taxes
Net operating loss carry-forward	$ 4,221